Investments in Marketable Securities	3 Months Ended
Mar. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investments in Marketable Securities
Investments in Marketable Securities

The Company’s marketable securities consisted of the following as of December 31, 2012 and March 31, 2013:

	As of December 31, 2012	As of March 31, 2013
	(in thousands)
Corporate debt securities	$30,181	$31,412
Government and agency securities	5,314	5,188
Commercial paper	9,293	8,291
Certificates of deposit	1,552	—
Municipal bonds	511	1,062
Total marketable securities	46,851	45,953
Less: classified as current	(42,073)	(41,845)
Total long-term marketable securities	$4,778	$4,108

Marketable securities consist of investments with original maturities greater than three months the date of acquisition. Marketable securities with maturities less than one year from the balance sheet date are classified as short-term marketable securities. Marketable securities with maturities greater than one year from the balance sheet date are classified as long-term marketable securities. As of March 31, 2013, all of the Company's long-term marketable securities were due within one to two years. These investments primarily consist of corporate debt securities, government and agency notes (which include U.S. treasury securities and government-sponsored debt securities), commercial paper, certificates of deposit and municipal bonds. These securities are classified as available for sale. Available-for-sale securities are carried at fair value, with any unrealized gains and losses, net of tax, included in accumulated other comprehensive income (loss) as a separate component of stockholders’ equity and in total comprehensive income (loss). Amounts reclassified out of accumulated other comprehensive income into earnings are determined on a specific identification basis. Realized gains and losses on marketable securities are determined on a specific identification basis and included in interest expense and other, net, in the Condensed Consolidated Statements of Comprehensive Income (Loss).

The following tables summarize gross unrealized gains and losses as of December 31, 2012 and March 31, 2013 on the Company’s marketable securities designated as available-for-sale:

	As of December 31, 2012
	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
	(in thousands)
Corporate debt securities	$30,173	$—	$8	$30,181
Government and agency securities	5,311	—	3	5,314
Commercial paper	9,292	—	1	9,293
Certificates of deposit	1,552	—	—	1,552
Municipal bonds	511	—	—	511
	$46,839	$—	$12	$46,851

	As of March 31, 2013
	Amortized Cost	Gross Unrealized Losses	Gross Unrealized Gains	Estimated Fair Value
	(in thousands)
Corporate debt securities	$31,401	$(4)	$15	$31,412
Government and agency securities	5,187	—	1	5,188
Commercial paper	8,291	—	—	8,291
Municipal bonds	1,061	—	1	1,062
	$45,940	$(4)	$17	$45,953